Derivative Instruments (Tables)	6 Months Ended	12 Months Ended
	Mar. 28, 2014	Sep. 27, 2013
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Schedule of Net Gain (Loss) on Foreign Exchange Contracts

The location and amount of the net gain (loss) on foreign exchange forward and option contracts not designated as hedging instruments was recorded as follows:

	Three Months Ended		Six Months Ended
	March 28, 2014	March 29, 2013	March 28, 2014	March 29, 2013
Cost of sales	$(0.2)	$(1.5)	$(0.4)	$(2.4)
Selling, general and administrative	0.3	1.2	0.3	2.3
Other (expense) income, net	1.5	—	5.7	—

	$1.6	$(0.3)	$5.6	$(0.1)

The location and amount of the net gain (loss) on foreign exchange forward and option contracts not designated as hedging instruments was recorded as follows:

	Fiscal Year
	2013	2012	2011
Cost of sales	$2.2	$(0.3)	$(3.7)
Selling, general and administrative	—	0.1	0.1
Other income, net	8.3	—	—

	$10.5	$(0.2)	$(3.6)

Schedule of Fair Value of Foreign Exchange Contracts

The fair value of foreign exchange forward and option contracts were included in the following captions of our unaudited condensed consolidated balance sheets at the end of each period:

	March 28, 2014	September 27, 2013
Prepaid expenses and other current assets	$0.6	$0.9
Accrued and other current liabilities	0.6	1.4

The fair value of foreign exchange forward contracts are included in the following captions of our consolidated and combined balance sheets at the end of each period:

	September 27, 2013	September 28, 2012
Prepaid expenses and other current assets	$0.9	$—
Accrued and other current liabilities	1.4	—

Schedule of Net Losses on Gas Commodity Swap Contracts

The amounts of the net losses on these contracts recorded during the three and six months ended March 29, 2013 were as follows:

	Three Months Ended	Six Months Ended
Cost of sales	$0.1	$0.2
Selling, general and administrative	0.3	0.6

	$0.4	$0.8

The amounts of the net losses on these contracts were recorded as follows:

	Fiscal Year
	2013	2012	2011
Cost of sales	$0.3	$0.9	$0.8
Selling, general and administrative	0.8	2.3	2.4

	$1.1	$3.2	$3.2